Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 88.71%
AEROSPACE/DEFENSE - 0.15%
Kaman Corp.	$1,000,000	3.2500		5/1/2024	$1,164,846

AIRLINES - 2.84%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic	12,428,000	3.8300	**	9/28/2023	12,744,914
Delta Airlines, Inc. - Wells Fargo Finance, LLC. Synthetic	9,530,000	3.5600	**	9/28/2023	9,969,333
					22,714,247

AUTO PARTS & EQUIPMENT - 2.38%
General Motors - Societe General SA Synthetic	18,000,000	2.6900	**	11/16/2021	19,031,400

BASIC & DIVERSIFIED CHEMICALS - 2.75%
Dow, Inc. - Bank of America Finance LLC Synthetic	23,000,000	2.6410	**	6/18/2024	21,985,700

BIOTECHNOLOGY - 0.75%
Innoviva, Inc.	6,000,000	2.1250		1/15/2023	5,963,885

COMMERCIAL SERVICES - 0.30%
FTI Consulting, Inc. - 144A	2,000,000	2.0000		8/15/2023	2,420,878

COMPUTERS - 6.77%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	23,000,000	3.8700	**	10/16/2023	22,970,100
Electronics for Imaging, Inc. - 144A	7,000,000	2.2500		11/15/2023	8,300,600
Lumentum Holdings, Inc.	19,000,000	0.2500		3/15/2024	22,845,986
					54,116,686

DIVERSIFIED FINANCIAL SERVICES - 9.97%
Cowen, Inc.	18,100,000	3.0000		12/15/2022	21,376,159
Granite Point Mortgage Trust, Inc. - 144A	15,000,000	5.6250		12/1/2022	15,431,621
Granite Point Mortgage Trust, Inc.	1,000,000	6.3750		10/1/2023	1,032,523
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,000,000	4.1250		9/1/2022	17,562,170
PRA Group, Inc.	8,000,000	3.5000		6/1/2023	7,918,958
Voya Financial, Inc. - Bank of America Finance LLC Synthetic	7,200,000	3.1400	**	5/1/2023	7,458,127
Voya Financial, Inc. - Deutsche Bank AG Synthetic	9,000,000	3.7500	**	5/1/2023	8,924,490
					79,704,048
ELECTRONICS - 5.61%
II-VI, Inc.	21,000,000	0.2500		9/1/2022	23,003,973
Knowles Corp.	1,000,000	3.2500		11/1/2021	1,279,850
Vishay Intertechnology, Inc.	22,000,000	2.2500		6/15/2025	20,595,674
					44,879,497
ENERGY-ALTERNATE SOURCES - 0.20%
Enphase Energy, Inc. - 144A	1,000,000	1.0000		6/1/2024	1,565,080

ENGINEERING & CONSTRUCTION - 5.46%
Dycom Industries, Inc.	20,000,000	0.7500		9/15/2021	19,484,924
Tutor Perini Corp.	25,425,000	2.8750		6/15/2021	24,156,517
					43,641,441

HEALTHCARE - PRODUCTS - 0.01%
Repligen Corp.	100,000	0.3750		7/15/2024	107,978

HOME BUILDERS - 4.17%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	20,865,000	3.8900	**	9/26/2023	21,359,500
LGI Homes, Inc.	3,635,000	4.2500		11/15/2019	11,969,969
					33,329,469
INSURANCE - 1.60%
HCI Group, Inc.	13,000,000	4.2500		3/1/2037	12,782,523

INTERNET - 5.33%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	22,000,000	3.5900	**	4/21/2023	23,042,800
Google, Inc. - Bank of America Finance LLC Synthetic	13,000,000	3.6400	**	9/28/2023	13,139,100
Twitter, Inc.	6,000,000	0.2500		6/15/2024	6,396,624
					42,578,524
Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 88.71% (Continued)
INVESTMENT COMPANIES - 0.30%
Ares Capital Corp.	$1,000,000	4.6250		3/1/2024	$1,051,250
BlackRock Capital Investment Corp.	100,000	5.0000		6/15/2022	101,604
BlackRock TCP Capital Corp.	100,000	4.6250		3/1/2022	102,379
Goldman Sachs BDC, Inc.	100,000	4.5000		4/1/2022	101,350
TPG Speciality Lending, Inc.	1,000,000	4.5000		8/1/2022	1,032,426
					2,389,009
MINING - 2.95%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	22,000,000	3.9200	**	10/30/2023	23,588,400

OIL & GAS - 1.06%
Oasis Petroleum, Inc.	100,000	2.6250		9/15/2023	87,457
PDC Energy, Inc.	9,000,000	1.1250		9/15/2021	8,403,187
					8,490,644
PHARMACEUTICALS - 8.80%
Dexcom, Inc. - 144A	1,000,000	0.7500		12/1/2023	1,203,125
Jazz Investments I, Ltd.	15,000,000	1.5000		8/15/2024	14,746,042
Jazz Investments I, Ltd.	9,000,000	1.8750		8/15/2021	9,208,616
Pacira Pharmaceuticals, Inc.	20,000,000	2.3750		4/1/2022	20,617,209
Supernus Pharmaceuticals, Inc.	25,000,000	0.6250		4/1/2023	24,567,037
					70,342,029
PRIVATE EQUITY - 0.01%
Hercules Capital, Inc.	100,000	4.3750		2/1/2022	101,104

REITS - 11.17%
Apollo Commercial Real Estate Finance, Inc.	16,000,000	4.7500		8/23/2022	16,167,502
Apollo Commercial Real Estate Finance, Inc.	1,000,000	5.3750		10/15/2023	1,013,899
Arbor Realty Trust, Inc. - 144A	10,000,000	5.2500		7/1/2021	10,412,792
Blackstone Mortgage Trust, Inc.	8,000,000	4.3750		5/5/2022	8,340,581
Blackstone Mortgage Trust, Inc.	1,000,000	4.7500		3/15/2023	1,044,078
Exantas Capital Corp.	8,000,000	4.5000		8/15/2022	8,169,555
IIP Operating Partnership, LP - 144A	14,000,000	3.7500		2/21/2024	22,619,003
KKR Real Estate Finance Trust, Inc.	7,000,000	6.1250		5/15/2023	7,289,788
MFA Financial, Corp.	7,000,000	6.2500		6/15/2024	7,163,215
PennyMac Corp.	100,000	5.3750		5/1/2020	101,259
Redwood Trust, Inc.	1,000,000	4.7500		8/15/2023	1,001,797
Two Harbors Investment Corp.	1,000,000	6.2500		1/15/2022	1,019,969
Western Asset Mortgage Capital Corp.	5,000,000	6.7500		10/1/2022	5,013,345
					89,356,783
RETAIL - 2.06%
EZCORP, Inc.	18,000,000	2.3750		5/1/2025	16,502,284

SEMICONDUCTORS - 0.92%
Cypress Semiconductor Corp.	103,000	2.0000		2/1/2023	123,918
ON Semiconductor Corp.	1,000,000	1.0000		12/1/2020	1,276,392
ON Semiconductor Corp.	1,000,000	1.6250		10/15/2023	1,271,802
Silicon Laboratories, Inc.	100,000	1.3750		3/1/2022	132,609
Synaptics, Inc.	5,000,000	0.5000		6/15/2022	4,537,907
					7,342,628
SOFTWARE - 2.68%
Akami Technologies, Inc.	19,000,000	0.1250		5/1/2025	21,454,910

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 88.71% (Continued)
TELECOMMUNICATIONS - 4.52%
Finisar Corp.	$16,000,000	0.5000		12/15/2036	$15,654,112
Interdigital, Inc. - 144A	20,000,000	2.0000		6/1/2024	20,486,000
					36,140,112
TRANSPORTATION - 4.40%
Air Transport Services Group, Inc.	15,000,000	1.1250		10/15/2024	14,978,434
Atlas Air Worldwide Holdings, Inc.	4,000,000	1.8750		6/1/2024	4,187,383
Atlas Air Worldwide Holdings, Inc.	16,000,000	2.2500		6/1/2022	15,968,895
Kansas City Southern, Inc. - Goldman Sachs Group, Inc. Synthetic	100,000	3.4800	**	2/16/2021	97,295
					35,232,007

TRUCKING & LEASING - 1.55%
Greenbrier Cos, Inc.	13,000,000	2.8750		2/1/2024	12,384,445

TOTAL CONVERTIBLE BONDS					709,310,557
(Cost - $672,771,218)
PREFERRED STOCK - 3.72%	Shares	Dividend Rate (%)
REITS - 3.72%
Great Ajax Corp.	565,385	7.2500		4/30/2024	14,592,587
Ready Capital Corp.	551,914	7.0000		8/15/2023	15,122,443
TOTAL PREFERRED STOCK					29,715,030
(Cost - $28,075,707)

	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 2.51%
United States Treasury Notes	$5,000,000	1.6250		8/15/2022	4,967,676
United States Treasury Notes	5,000,000	2.0000		2/15/2023	5,026,953
United States Treasury Notes	5,000,000	2.1250		9/30/2021	5,025,976
United States Treasury Notes	5,000,000	2.2500		11/15/2024	5,096,875
TOTAL U.S. TREASURY OBLIGATIONS					20,117,480
(Cost - $19,696,679)
	Shares
SHORT-TERM INVESTMENTS - 3.51%
MONEY MARKET FUND - 3.51%
Milestone Treasury Obligations Portfolio - Institutional Class	28,070,836	2.4100	+		28,070,836
TOTAL SHORT-TERM INVESTMENTS
(Cost - $28,070,836)

TOTAL INVESTMENTS - 98.45%
(Cost - $748,614,440)					$787,213,903
OTHER ASSETS LESS LIABILITIES - 1.55%					12,363,152
NET ASSETS - 100.00%					$799,577,055

+ Variable rate security. Interest rate is as of July 31, 2019.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
TOTAL RETURN SWAP	Notional Amount			Termination Date	Receivable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated August 28, 2018 to receive total return of the Miller Convertible Bond Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.60% (3.82% at July 31, 2019).	$48,353,229			8/30/2019	$53,247

PORTFOLIO ANALYSIS
As of July 31, 2019
	% of Net
Sector	Assets
Financial	47.77%
Industrial	17.16%
Consumer, Non cyclical	9.86%
Technology	7.50%
Communications	5.32%
Consumer, Cyclical	3.56%
Government	2.51%
Energy	1.26%
Short-Term Investments	3.51%
Other Assets Less Liabilities	1.55%
	100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019
Security	Principal Amount		Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 130.22%
AIRLINES - 3.70%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic *	$4,500,000		3.8300	**	9/28/2023	$4,614,750

AUTO MANUFACTURERS - 3.82%
General Motors Co. - Societe Generale SA Synthetic *	4,500,000		2.6900	**	11/16/2021	4,757,850

BASIC & DIVERSIFIED CHEMICALS - 3.68%
Dow, Inc. - Bank of America Finance LLC Synthetic *	4,800,000		2.6410	**	6/18/2024	4,588,320

COMPUTERS - 9.35%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	5,100,000	-	3.8700	**	10/16/2023	5,093,370
Electronics For Imaging, Inc. - 144A *	2,500,000		2.2500		11/15/2023	2,964,500
Lumentum Holdings, Inc. *	3,000,000		0.2500		3/15/2024	3,607,261
						11,665,131
DIVERSIFIED FINANCIAL SERVICES - 12.84%
Cowen, Inc. *	3,000,000		3.0000		12/15/2022	3,543,010
Granite Point Mortgage Trust, Inc. - 144A *	4,000,000		5.6250		12/1/2022	4,115,099
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	4,000,000		4.1250		9/1/2022	4,390,543
PRA Group, Inc. *	4,000,000		3.5000		6/1/2023	3,959,479
						16,008,131
ELECTRONICS - 7.19%
II-VI, Inc. *	4,000,000		0.2500		9/1/2022	4,381,709
Vishay Intertechnology, Inc. *	4,900,000		2.2500		6/15/2025	4,587,218
						8,968,927
ENERGY-ALTERNATE SOURCES - 5.65%
Enphase Energy, Inc. - 144A *	4,500,000		1.0000		6/1/2024	7,042,862

ENGINEERING & CONSTRUCTION - 7.40%
Dycom Industries, Inc. *	4,600,000		0.7500		9/15/2021	4,481,533
Tutor Perini Corp. *	5,000,000		2.8750		6/15/2021	4,750,544
						9,232,077

HEALTHCARE - PRODUCTS - 3.64%
Repligen Corp. *	4,200,000		0.3750		7/15/2024	4,535,057

HOME BUILDERS - 3.45%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *	4,200,000		3.8900	**	9/26/2023	4,299,540

INSURANCE - 2.60%
HCI Group, Inc. *	3,300,000		4.2500		3/1/2037	3,244,794

INTERNET - 10.53%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	4,400,000		3.5900	**	4/21/2023	4,608,560
Google, Inc. - Bank of America Finance LLC Synthetic *	4,000,000		3.6400	**	9/28/2023	4,042,800
Twitter, Inc. *	4,200,000		0.2500		6/15/2024	4,477,637
						13,128,997

MINING - 3.87%
Newmont Mining Corp. - Barclays Bank PLC Synthetic *	4,500,000		3.9200	**	10/30/2023	4,824,900

PHARMACEUTICALS - 12.98%
Dexcom, Inc. - 144A *	2,000,000		0.7500		12/1/2023	2,406,250
Jazz Investments I, Ltd. *	4,500,000		1.5000		8/15/2024	4,423,813
Pacira Pharmaceuticals, Inc. *	4,500,000		2.3750		4/1/2022	4,638,872
Supernus Pharmaceuticals, Inc. *	4,800,000		0.6250		4/1/2023	4,716,871
						16,185,806
Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Security	Principal Amount		Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 130.22% (Continued)
REITS - 17.63%
Apollo Commercial Real Estate Finance, Inc. *	$3,300,000		4.7500		8/23/2022	$3,334,547
Arbor Realty Trust, Inc. - 144A *	2,500,000		5.2500		7/1/2021	2,603,198
Blackstone Mortgage Trust, Inc. *	2,500,000		4.3750		5/5/2022	2,606,432
Exantas Capital Corp. *	1,000,000		4.5000		8/15/2022	1,021,194
IIP Operating Partnership, LP - 144A *	4,000,000		3.7500		2/21/2024	6,462,572
MFA Financial, Corp. *	3,000,000		6.2500		6/15/2024	3,069,949
Redwood Trust, Inc. *	846,000		4.7500		8/15/2023	847,520
Two Harbors Investment Corp. *	2,000,000		6.2500		1/15/2022	2,039,938
						21,985,350
RETAIL - 2.94%
EZCORP, Inc. *	4,000,000		2.3750		5/1/2025	3,667,174

SEMICONDUCTORS - 2.11%
ON Semiconductor Corp. *	1,000,000		1.6250		10/15/2023	1,271,802
Synaptics, Inc. *	1,500,000		0.5000		6/15/2022	1,361,372
						2,633,174
SOFTWARE - 3.35%
Akami Technologies, Inc. *	3,700,000		0.1250		5/1/2025	4,178,061

TELECOMMUNICATIONS - 5.43%
Finisar Corp. *	2,000,000		0.5000		12/15/2036	1,956,764
Interdigital, Inc. - 144A *	4,700,000		2.0000		6/1/2024	4,814,210
						6,770,974
TRANSPORTATION - 5.77%
Air Transport Services Group, Inc. *	3,000,000		1.1250		10/15/2024	2,995,687
Atlas Air Worldwide Holdings, Inc. *	4,200,000		2.2500		6/1/2022	4,191,835
						7,187,522
TRUCKING & LEASING - 2.29%
Greenbrier Cos, Inc. *	3,000,000		2.8750		2/1/2024	2,857,949

TOTAL CONVERTIBLE BONDS
(Cost - $152,984,050)						162,377,346

PREFERRED STOCK - 6.73%	Shares		Dividend Rate (%)
REITS - 6.73%
Great Ajax Corp. *	168,000		7.2500		4/30/2024	4,336,080
Ready Capital Corp. *	148,000		7.0000		8/15/2023	4,055,200
TOTAL PREFERRED STOCK						8,391,280
(Cost - $7,905,800)
	Principal		Interest Rate %
U.S. TREASURY OBLIGATIONS - 1.18%
United States Treasury Notes *	$1,000,000		1.2500		3/31/2021	988,789
United States Treasury Notes *	500,000		1.2500		7/31/2023	488,604
TOTAL U.S. TREASURY OBLIGATIONS						1,477,393
(Cost - $1,484,259)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Security	Shares		Interest Rate (%)			Fair Value

SHORT-TERM INVESTMENTS - 5.65%
MONEY MARKET FUND - 5.65%
Milestone Treasury Obligations Portfolio - Institutional Class	7,040,884		2.4100	+		$7,040,884
TOTAL SHORT-TERM INVESTMENTS
(Cost - $7,040,884)

TOTAL INVESTMENTS - 143.78%
(Cost - $169,414,993)						$179,286,903
LIABILITIES IN EXCESS OF OTHER ASSETS - (43.78)%						(54,589,519)
NET ASSETS - 100.0%						$124,697,384

+ Variable rate security. Interest rate is as of July 31, 2019.
* All or a portion of this security is segregated as collateral for the Line of Credit as of July 31, 2019.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of July 31, 2019
	% of Net
Sector	Assets
Financial	69.34%
Industrial	22.65%
Consumer, Non-cyclical	16.62%
Technology	10.73%
Communications	9.02%
Energy	5.65%
Consumer, Cyclical	2.94%
Government	1.18%
Short-Term Investments	5.65%
Liabilities in Excess of Other Assets	(43.78)%
	100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 65.72%
AIRLINES - 2.44%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic	$2,800,000	3.8300	**	9/28/2023	$2,871,400

AUTO MANUFACTURERS - 2.24%
General Motors Co. - Societe Generale SA Synthetic	2,500,000	2.6900	**	11/16/2021	2,643,250

BASIC & DIVERSIFIED CHEMICALS - 2.27%
Dow, Inc. - Bank of America Finance LLC Synthetic	2,800,000	2.6410	**	6/18/2024	2,676,520

COMPUTERS - 4.11%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	2,800,000	3.8700	**	10/16/2023	2,796,360
Lumentum Holdings, Inc.	1,700,000	0.2500		3/15/2024	2,044,115
					4,840,475
DIVERSIFIED FINANCIAL SERVICES - 8.27%
Cowen, Inc.	1,700,000	3.0000		12/15/2022	2,007,706
Granite Point Mortgage Trust, Inc. - 144A	2,500,000	5.6250		12/1/2022	2,571,937
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,000,000	4.1250		9/1/2022	1,097,636
PRA Group, Inc.	2,500,000	3.5000		6/1/2023	2,474,674
Voya Financial, Inc. - Deutsche Bank AG Synthetic	1,600,000	3.7500	**	5/1/2023	1,586,576
					9,738,529
ELECTRONICS - 3.62%
II-VI, Inc.	1,500,000	0.2500		9/1/2022	1,643,141
Vishay Intertechnology, Inc.	2,800,000	2.2500		6/15/2025	2,621,268
					4,264,409
ENGINEERING & CONSTRUCTION - 4.58%
Dycom Industries, Inc.	2,800,000	0.7500		9/15/2021	2,727,889
Tutor Perini Corp.	2,800,000	2.8750		6/15/2021	2,660,305
					5,388,194
HOME BUILDERS - 1.83%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	2,100,000	3.8900	**	9/26/2023	2,149,770

INSURANCE - 1.25%
HCI Group, Inc.	1,500,000	4.2500		3/1/2037	1,474,907

INTERNET - 4.93%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	2,600,000	3.5900	**	4/21/2023	2,723,240
Google, Inc. - Bank of America Finance LLC Synthetic	2,000,000	3.6400	**	9/28/2023	2,021,400
Twitter, Inc.	1,000,000	0.2500		6/15/2024	1,066,104
					5,810,744
INVESTMENT COMPANIES - 0.86%
Goldman Sachs BDC, Inc.	1,000,000	4.5000		4/1/2022	1,013,503

MINING - 2.10%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	2,300,000	3.9200	**	10/30/2023	2,466,060

PHARMACEUTICALS - 6.36%
Jazz Investments I, Ltd.	2,200,000	1.5000		8/15/2024	2,162,753
Pacira Pharmaceuticals, Inc.	2,500,000	2.3750		4/1/2022	2,577,151
Supernus Pharmaceuticals, Inc.	2,800,000	0.6250		4/1/2023	2,751,508
					7,491,412
REITS - 10.66%
Apollo Commercial Real Estate Finance, Inc.	2,000,000	4.7500		8/23/2022	2,020,938
Arbor Realty Trust, Inc. - 144A	2,000,000	5.2500		7/1/2021	2,082,558
Blackstone Mortgage Trust, Inc.	2,000,000	4.3750		5/5/2022	2,085,145
Exantas Capital Corp.	1,700,000	4.5000		8/15/2022	1,736,031
KKR Real Estate Finance Trust, Inc.	1,000,000	6.1250		5/15/2023	1,041,398
MFA Financial, Inc.	2,500,000	4.7500		8/15/2023	2,558,291
Two Harbors Investment Corp.	1,000,000	6.2500		1/15/2022	1,019,969
					12,544,330
RETAIL - 1.01%
EZCORP, Inc.	1,300,000	2.3750		5/1/2025	1,191,832

SEMICONDUCTORS - 0.77%
Synaptics, Inc.	1,000,000	0.5000		6/15/2022	907,581

SOFTWARE - 0.96%
Akamai Technologies, Inc.	1,000,000	0.1250		5/1/2025	1,129,206

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 65.72% (Continued)
TELECOMMUNICATIONS - 4.25%
Finisar Corp.	$2,700,000	0.5000		12/15/2036	$2,641,631
Interdigital, Inc. - 144A	2,300,000	2.0000		6/1/2024	2,355,890
					4,997,521
TRANSPORTATION - 2.40%
Atlas Air Worldwide Holdings, Inc.	2,700,000	1.8750		6/1/2024	2,826,484

TRUCKING & LEASING - 0.81%
Greenbrier Cos, Inc.	1,000,000	2.8750		2/1/2024	952,650

TOTAL CONVERTIBLE BONDS					77,378,777
(Cost - $75,218,776)

PREFERRED STOCK - 4.52%
REITS - 4.52%	Shares	Dividend Rate (%)
Great Ajax Corp.	100,000	7.2500		4/30/2024	2,581,000
Ready Capital Corp.	100,000	7.0000		8/15/2023	2,740,000
TOTAL PREFERRED STOCK					5,321,000
(Cost - $5,004,400)
	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 19.70%
United States Treasury Notes	$4,300,000	1.1250		2/28/2021	4,245,326
United States Treasury Notes	2,600,000	1.2500		7/31/2023	2,540,738
United States Treasury Notes	2,000,000	1.3750		8/31/2020	1,985,859
United States Treasury Notes	3,250,000	1.3750		5/31/2021	3,218,389
United States Treasury Notes	5,800,000	1.5000		1/31/2022	5,749,816
United States Treasury Notes	4,250,000	1.6250		11/15/2022	4,220,449
United States Treasury Notes	1,250,000	1.6250		5/31/2023	1,239,941
TOTAL U.S. TREASURY OBLIGATIONS					23,200,518
(Cost - $22,917,677)

SHORT-TERM INVESTMENTS - 10.27%	Shares
MONEY MARKET FUND - 10.27%
Milestone Treasury Obligations Portfolio - Institutional Class	12,090,607	2.4100	+		12,090,607
TOTAL SHORT-TERM INVESTMENTS
(Cost - $12,090,607)

TOTAL INVESTMENTS - 100.21%
(Cost - $115,231,460)					$117,990,902
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21) %					(244,032)
NET ASSETS - 100.00%					$117,746,870

+ Variable rate security. Interest rate is as of July 31, 2019.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of July 31, 2019
	% of Net
Sector	Assets
Financial	42.84%
Government	19.70%
Industrial	11.41%
Consumer, Non-cyclical	6.36%
Communications	5.15%
Technology	3.47%
Consumer, Cyclical	1.01%
Short-Term Investments	10.27%
Liabilities in Excess of Other Assets	(0.21)%
	100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of July 31, 2019 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$-	$709,310,557	$-	$709,310,557
Preferred Stock*		29,715,030	-	-	29,715,030
U.S. Treasury Obligations		-	20,117,480	-	20,117,480
Short-Term Investments		28,070,836	-	-	28,070,836
Total Investments in Securities		$57,785,866	$729,428,037	$-	$787,213,903

Assets
Derivatives		Level 1	Level 2	Level 3	Total
Total Return Swap**		$-	$53,247	$-	$53,247

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

Miller Convertible Plus Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$-	$162,377,346	$-	$162,377,346
Preferred Stock*		8,391,280	-	-	8,391,280
U.S. Treasury Obligations		-	1,477,393	-	1,477,393
Short-Term Investments		7,040,884	-	-	7,040,884
Total Investments in Securities		$15,432,164	$163,854,739	$-	$179,286,903

Miller Intermediate Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$-	$77,378,777	$-	$77,378,777
Preferred Stock*		5,321,000	-	-	5,321,000
U.S. Treasury Obligations		-	23,200,518	-	23,200,518
Short-Term Investments		12,090,607	-	-	12,090,607
Total Investments in Securities		$17,411,607	$100,579,295	$-	$117,990,902

* Please refer to the Schedule of Investments for industry classification.
** Represents the receivable for the open swap contract.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Miller Convertible Bond Fund	$749,520,918	$47,404,620	$(9,711,635)	$37,692,985
Miller Convertible Plus Fund	169,857,407	11,786,719	(2,357,223)	9,429,496
Miller Intermediate Bond Fund	115,331,986	3,491,247	(832,331)	2,658,916

Derivative Transactions – The Funds may enter into total return swaps.  Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Funds may use their own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings.  The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value,U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

During the period ended July 31, 2019, the Convertible Bond Fund invested in total return swaps. At July 31, 2019, the receivable for open swap contracts was $53,247 for the Convertible Bond Fund.